Long-Term Debt - Capital Lease Obligations (Details) - Capital Lease Obligations $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) lease	Dec. 31, 2017
Capital Leased Assets [Line Items]
Number of leases acquired | lease	3
Capital lease obligations	$ 44
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019 - 2023 (annually $7 million)	35
2019	7
2020	7
2021	7
2022	7
2023	7
Thereafter	37
Total future payments	72
Less: amount representing interest	28
Present value of future minimum payments	44
Less: current portion	3
Long-term portion	$ 41
Minimum
Capital Leased Assets [Line Items]
Remaining term of leases	44 months
Maximum
Capital Leased Assets [Line Items]
Remaining term of leases		130 months